Annual Fund Operating Expenses - Mango Growth ETF - Mango Growth ETF Shares	Dec. 17, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[2]
Acquired Fund Fees and Expenses	0.02%	[2]
Expenses (as a percentage of Assets)	0.77%

[1]	The Fund’s management fee is a “unitary” fee designed to pay the Fund’s expenses and to compensate KKM Financial LLC, the Fund’s investment adviser (the “Adviser”), for the services the Adviser provides to the Fund. Out of the unitary management fee, the Adviser will pay all of the Fund’s expenses, except for the following: advisory fees, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, AFFE, accrued deferred tax liability, non-routine expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses.
[2]	Other Expenses and AFFE are based on estimated amounts for the current fiscal year.